Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio	Sep. 22, 2023
VIP Freedom 2015 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.60%)
Past 5 years	3.29%
Past 10 years	5.52%
VIP Freedom 2015 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.66%)
Past 5 years	3.19%
Past 10 years	5.41%
VIP Freedom 2015 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.79%)
Past 5 years	3.04%
Past 10 years	5.26%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFT
Average Annual Return:
Past 1 year	(14.06%)
Past 5 years	3.05%
Past 10 years	5.36%